Warrants Liability - Schedule of Warrants Liability (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Warrants Liability [Line Items]
Balance at beginning of year		$ 37,864,064
Exercise of warrants (note 21)			(21,120,000)
Gain/(loss) on fair value of warrants		(49,534)	20,623,381
Balance at end of year		40,919,123	37,864,064
Unlisted Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants			9,876,533
Unlisted Warrants One [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants			27,200,000
Unlisted Warrants Two [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants			365,000
Unlisted Warrants Three [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[1]	3,104,593
Listed Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of listed warrants (note 29) – Replacement warrants			$ 919,150

[1]	PIPE warrants